Groups of assets and liabilities held for sale	12 Months Ended
Jun. 30, 2019
Groups Of Assets And Liabilities Held For Sale [Abstract]
Groups of assets and liabilities held for sale
34.	Groups of assets and liabilities held for sale

As mentioned in Note 4, the investment in Israir has been reclassified to "Group of assets and liabilities held for sale".

Pursuant to IFRS 5, assets and liabilities held for sale have been valued at the lower between their carrying value and fair value less cost of sale. Given some assets' carrying value was higher, an impairment loss of Ps. 465 has been recorded for the year ended June 30, 2017.

The following table shows the main assets and liabilities classified as held for sale:

	06.30.19	06.30.18
Property, plant and equipment	4,428	4,197
Intangible assets	95	50
Investments in associates	418	73
Deferred income tax assets	203	160
Investment properties	84	811
Income tax credit	-	-
Trade and other receivables	2,101	2,246
Cash and cash equivalents	716	540
Total group of assets held for sale	8,045	8,077
Trade and other payables	3,390	3,045
Employee benefits	202	233
Deferred income tax liability	36	25
Borrowings	2,065	1,742
Total group of liabilities held for sale	5,693	5,045
Total net financial assets held for sale	2,352	3,032